Post-employee benefit plans - Interest Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (11)	$ (15)	$ (23)	$ (31)
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	(2)	(5)	(5)	(10)
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (9)	$ (10)	$ (18)	$ (21)